Summary of Significant Accounting Policies (Details 3)			1 Months Ended
	Sep. 30, 2014	Feb. 28, 2014 Subsequent event item	Nov. 30, 2013 Warrants item	Dec. 31, 2013 Warrants Series B preferred stock	Nov. 30, 2013 Warrants Series B preferred stock	Dec. 31, 2011 Warrants Series B preferred stock	Feb. 28, 2014 Warrants Series B preferred stock Subsequent event	Sep. 30, 2014 Warrants Common stock Maximum	Feb. 28, 2014 Warrants Common stock Maximum Subsequent event
Fair value, warrant liability
Number of warrant holders who exercised the right to purchase shares			1
Number of shares called upon exercise of warrants (in shares)					550,000	125,000	125,000	20,161	20,161
Number of warrants exercised		1,100,000
Outstanding warrants (in shares)	30,258			1,225,000